Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 13,916	$ 15,701	[1]	$ 8,834	[1]
Other current liabilities:
Employees and social debts	7,987	7,424		3,575
Provisions	0	89		0		$ 352
Others	1,193	963		965
Total other current liabilities	9,180	8,476	[1]	4,540	[1]
License and development services agreement (See Note 19)	8,201	12,392		5,085
Deferred revenue	476	753		727
Current contract liabilities	$ 8,677	$ 13,145	[1]	$ 5,812	[1]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2